Cover	Apr. 10, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 10, 2025
Registrant Name	SWK HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39184
Entity Tax Identification Number	77-0435679
Entity Address, Address Line One	5956 Sherry Lane
Entity Address, Address Line Two	Suite 650
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	972
Local Phone Number	687-7250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0001089907
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SWKH
Security Exchange Name	NASDAQ
Senior Notes
Document Information [Line Items]
Title of 12(b) Security	9.00% Senior Notes due 2027
Trading Symbol	SWKHL
Security Exchange Name	NASDAQ